LOANS PAYABLE	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE [Text Block]

13. LOANS PAYABLE

	December 31,	December 31,
	2019	2018

Balance at the beginning of the year	$-	$-
Net proceeds from software and equipment financing	10,218	-
Finance cost	301	-
Repayments of principal	(1,343)	-
Repayments of finance costs	(301)	-
Balance at the end of the year	$8,875	$-

Statements of Financial Position Presentation
Current loans payable	$2,958	$-
Non-Current loans payable	5,917	-
Total	$8,875	$-

The Company has entered into financing arrangements for software licenses totaling $1,086 and equipment totaling $9,132, with terms ranging from 1 year to 4 years.  The agreements require either monthly or quarterly payments of principal and interest with a weighted-average interest rate of 8%.

The equipment financing is secured by the underlying equipment purchased and is subject to various covenants and as at December 31, 2019 the Company was in compliance with these covenants.  As at December 31, 2019, the net book value of equipment includes $9.2 million of equipment pledged as security for the equipment financing.

Subsequent to December 31, 2019, the Company has entered into $2,226 in additional equipment financing agreements under similar terms as the existing agreements.